Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Group Reports Income Taxes in the Income Statement
The Group reports income taxes in the income statement as detailed below:

(€‘000)	For the year ended December 31,
	2022	2021	2020
Current tax (expense) / income	(65)	(10)	—
Deferred tax (expense) / income	—	—	—
Total income tax expense in profit or loss	(65)	(10)	—

Schedule of Reconciliation Between Effective and Theoretical Tax
The
following table shows the reconciliation between the effective and theoretical income tax at the nominal Belgian income tax rate of 25.00% for the years 2022, 2021 and 2020:

(€‘000)	For the year ended December 31,
	2022	2021	2020
Loss before tax	(40 870)	(26 502)	(17 204)
Permanent differences
Tax disallowed expenses	1 248	1 185	1 092
Share-based payment	1 624	2 172	2 782
Nominal tax rate	25.00%	25.00%	25.00%
Income tax at nominal tax rate 1	9 500	5 786	3 333
Deferred tax assets not recognized	(9 565)	(5 796)	(3 333)
Effective tax expense	(65)	(10)	—
Effective tax rate	0%	0%	0%

1
The difference in foreign tax rate in the US (25.80%) compared to the Belgian rate (25.00%) is not distinctively disclosed in this table due to non-materiality
of the operations of the Group’s subsidiary Celyad Inc.